Provisions - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current provisions	$ 433	$ 500	$ 362
Labor contractor claims [Member]
Disclosure of other provisions [line items]
Current provisions	300
Civil claims [Member]
Disclosure of other provisions [line items]
Current provisions	$ 100